Subsequent events	12 Months Ended
Aug. 31, 2024
Subsequent events
Subsequent events

31. Subsequent events

On September 16, 2024, the Company issued 377,778 Voting Common Shares as part of a public offering for a total cash consideration of $4,621,620, net of transaction costs of $1,088,964.

During the month of September 2024, 400 Series A Convertible Preferred Shares were converted into 9,877 Voting Common Shares

During the months of September, October and November 2024, the Company issued a total of 124,642 Voting Common Shares to third parties in exchange of sub-contracting services provided to the Company related to marketing and investor relations.

During the months of October and November 2024, the Company issued 695,583 Voting Common Shares as part of an “at the market” public offering for a total cash consideration of US$2,572,680, less transaction costs of US$77,252. The Company is entitled to issue up to US$11.75 million worth of Voting Common Shares under this offering.

On October 8, 2024, the Company implemented a reverse stock split, consolidating every 9 Voting Common shares into 1 Voting Common Share.  As a result of the round up feature for fractional shares, the Company issued an additional 195,203 Voting Common Shares.